UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  028-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

 /s/    Robert T. Adams     Denver, CO     February 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $302,488 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      328      810 SH       SOLE                        0        0      810
AT&T INC                       COM              00206R102      213     7044 SH       SOLE                        0        0     7044
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      689      600 SH       SOLE                        0        0      600
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      729     9549 SH       SOLE                        0        0     9549
CHEVRON CORP NEW               COM              166764100      335     3149 SH       SOLE                        0        0     3149
EXXON MOBIL CORP               COM              30231G102      538     6349 SH       SOLE                        0        0     6349
GENERAL ELECTRIC CO            COM              369604103      209    11688 SH       SOLE                        0        0    11688
INTERNATIONAL BUSINESS MACHS   COM              459200101      279     1517 SH       SOLE                        0        0     1517
ISHARES TR                     BARCLYS TIPS BD  464287176     1386    11874 SH       SOLE                        0        0    11874
ISHARES TR                     S&P 500 INDEX    464287200    76251   609476 SH       SOLE                        0        0   609476
ISHARES TR                     BARCLY USAGG B   464287226      492     4466 SH       SOLE                        0        0     4466
ISHARES TR                     MSCI EMERG MKT   464287234     6281   165563 SH       SOLE                        0        0   165563
ISHARES TR                     MSCI EAFE INDEX  464287465    27333   551851 SH       SOLE                        0        0   551851
ISHARES TR                     RUSSELL MCP VL   464287473      234     5399 SH       SOLE                        0        0     5399
ISHARES TR                     RUSSELL 1000     464287622    39037   562737 SH       SOLE                        0        0   562737
ISHARES TR                     RUSSELL 2000     464287655     7456   101097 SH       SOLE                        0        0   101097
ISHARES TR                     RUSSELL 3000     464287689      593     7990 SH       SOLE                        0        0     7990
ISHARES TR                     DJ US REAL EST   464287739     2624    46188 SH       SOLE                        0        0    46188
ISHARES TR                     S&P EURO PLUS    464287861      210     6215 SH       SOLE                        0        0     6215
ISHARES TR                     MSCI SMALL CAP   464288273     3688   106085 SH       SOLE                        0        0   106085
ISHARES TR                     S&P DEV EX-US    464288422     2593    94188 SH       SOLE                        0        0    94188
ISHARES TR                     RSSL MCRCP IDX   464288869     8603   192684 SH       SOLE                        0        0   192684
ISHARES TR                     RUS200 IDX ETF   464289446      249     8546 SH       SOLE                        0        0     8546
JOHNSON & JOHNSON              COM              478160104      207     3161 SH       SOLE                        0        0     3161
PHILIP MORRIS INTL INC         COM              718172109      210     2676 SH       SOLE                        0        0     2676
PLUM CREEK TIMBER CO INC       COM              729251108      475    13001 SH       SOLE                        0        0    13001
PROCTER & GAMBLE CO            COM              742718109      237     3551 SH       SOLE                        0        0     3551
PUBLIC STORAGE                 COM              74460D109      202     1506 SH       SOLE                        0        0     1506
SIMON PPTY GROUP INC NEW       COM              828806109      329     2553 SH       SOLE                        0        0     2553
SPDR GOLD TRUST                GOLD SHS         78463V107      380     2500 SH       SOLE                        0        0     2500
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    18741   591390 SH       SOLE                        0        0   591390
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      967    38423 SH       SOLE                        0        0    38423
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1766    14070 SH       SOLE                        0        0    14070
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      362     2267 SH       SOLE                        0        0     2267
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      334     4000 SH       SOLE                        0        0     4000
VANGUARD INDEX FDS             REIT ETF         922908553    25857   447676 SH       SOLE                        0        0   447676
VANGUARD INDEX FDS             VALUE ETF        922908744      321     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             SMALL CP ETF     922908751     5273    76525 SH       SOLE                        0        0    76525
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718     5997    77315 SH       SOLE                        0        0    77315
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    10862   287102 SH       SOLE                        0        0   287102
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    48976  1612069 SH       SOLE                        0        0  1612069
WAL MART STORES INC            COM              931142103      201     3356 SH       SOLE                        0        0     3356
YAMANA GOLD INC                COM              98462Y100      441    30000 SH       SOLE                        0        0    30000